INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Athena Technology Solutions Holdings, LLC
Inventory [Line Items]
INVENTORIES
NOTE 4. INVENTORIES
Inventories consisted of the following as of March 31, 2026 and December 31, 2025 (in thousands):

	March 31, 2026	December 31, 2025
Parts and raw materials	$2,440	$2,224
Work in progress	3,661	1,910

Total inventories	$6,101	$4,134

4.	Inventories
Inventories consisted of the following as of December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Parts and raw materials	$2,224	$3,076
Work in progress	1,910	5,939

Total inventories, net	$4,134	$9,015

Work in progress contains $0 and $3,410 of aircraft being modified for future sale or lease as of December 31, 2025 and 2024, respectively. Inventory balances are net of the reserves for slow moving, excess or obsolete inventories of $1,822 and $2,270 at December 31, 2025 and 2024, respectively.